Revision of Prior Period Financial Statements (Details) - Schedule of Revised Consolidated Statement of Profit or Loss and Other Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
As Reported [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of Revised Consolidated Statement of Profit or Loss and Other Comprehensive Loss (Parentheticals) [Line Items]
Basic and diluted loss per share	$ (9.43)	$ (26.26)
Adjustment [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of Revised Consolidated Statement of Profit or Loss and Other Comprehensive Loss (Parentheticals) [Line Items]
Basic and diluted loss per share	$ (1.20)	0.50
As Revised [Member]
Revision of Prior Period Financial Statements (Details) - Schedule of Revised Consolidated Statement of Profit or Loss and Other Comprehensive Loss (Parentheticals) [Line Items]
Basic and diluted loss per share		$ (25.76)